Stock Options and Warrants (Detail Textuals 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended	6 Months Ended		6 Months Ended						0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended				6 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 2014	Dec. 31, 2013 2014	Jun. 30, 2014 2015	Dec. 31, 2013 2015	Jun. 30, 2014 2016	Dec. 31, 2013 2016	Jun. 30, 2014 2017	Dec. 31, 2013 2017	Apr. 13, 2012 Individuals Installment	Jan. 02, 2012 Individuals Installment	Jun. 30, 2014 Officer	Jan. 15, 2013 Independent Director	Jun. 30, 2014 Independent Director Independent_Directors	Apr. 08, 2013 Estate Of Salvatore J Bucchere [Member]	Dec. 18, 2013 Stock Options	Dec. 26, 2012 Stock Options	Jan. 02, 2012 Stock Options Independent_Directors officers	Jun. 30, 2014 Stock Options	Jun. 30, 2013 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Jan. 15, 2013 Stock Options 2013 Plan	Mar. 28, 2014 Stock Options 2014 Plan Individuals	Apr. 13, 2012 Stock Options Individuals Independent_Directors	Jan. 02, 2012 Stock Options Officer	Jan. 02, 2012 Stock Options Independent Director	Jan. 02, 2012 Stock Options Deputy Managing Director of Omagine LLC	Jan. 02, 2012 Stock Options Consultant	Dec. 31, 2013 Stock Options Consultant	Dec. 31, 2012 Stock Options Consultant	Jan. 02, 2012 Stock Options Son of the Company's President	Dec. 31, 2012 Stock Options Son of the Company's President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted																	21,000	1,994,000	1,049,000	2,000	150,000					40,000	2,000	2,000	2,017,000	2,000	40,000	21,000	1,049,000	150,000	750,000	10,000			5,000
Number of individuals																	2	13	3		3										4	2
Number of officers																									3
Number of independent directors																									3
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold																																			160,000
Exercise price																				$ 1.38						$ 1.80	$ 1.38	$ 1.38	$ 1.70	$ 1.38	$ 1.38				$ 1.25
Consulting fees	$ 129,245	$ 147,104	$ 232,892	$ 429,699	$ 804,885	$ 736,499	$ 2,765,034	$ 2,997,926																													$ 15,000	$ 24,000		$ 1,000
Sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC					0	30,220
Expiration Date																				Jan. 14, 2018			Dec. 31, 2014	Dec. 31, 2013						Jan. 14, 2018	Mar. 27, 2019
Number of stock options exercised at exercise price $0.51																						2,000
Exercise price of first 2000 stock options (in dollars per share)																						$ 0.51
Number of stock options exercised at exercise price $0.85																						2,000
Exercise price of remaining stock options (in dollars per share)																						$ 0.85
Number of stock options exercised																						4,000
Stock option granted, value																															55,376
Share price																	$ 1.70	$ 1.70													$ 1.80
Stock option expiration period																															5 years
Stock Options term, assumptions																															5 years
Stock Options volatility, assumptions																															106.00%
Stock Options risk free interest rate, assumptions																															1.75%
Stock options cost, expensed			45,069						6,845		3,462
Unrecognized compensation cost	$ 338,511		$ 338,511		$ 650,508		$ 650,508	$ 338,511	$ 333,429	$ 648,888	$ 4,002	$ 540	$ 540	$ 540	$ 540	$ 540